Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Number of common shares	Share capital	Reserves	Obligation to issue shares	Accumulated deficit	Accumulated other comprehensive loss	Total
Beginning balance, value at Dec. 31, 2022		$ 16,524,354	$ 6,197,158	$ 24,746	$ (15,696,842)	$ (52,605)	$ 6,996,811
Beginning balance, Share at Dec. 31, 2022	1,670,071
Statement
Pre-funded warrants exercised		532,181	(531,885)				296
Pre-funded warrants exercised (in shares)	328,777
Share-based payments			120,984				120,984
Reclassification of derivative warrant liability			(318,000)				(318,000)
Comprehensive loss for the year					(2,158,065)		(2,158,065)
Ending balance, Value at Dec. 31, 2023		17,056,535	5,468,257	24,746	(17,854,907)	(52,605)	4,642,026
Ending balance, Share at Dec. 31, 2023	1,998,848
Statement
Shares issued pursuant to private placement		1,387,549					1,387,549
Shares issued pursuant to private placement (shares)	1,219,717
Pre-funded warrants issued			907,994				907,994
Share issuance costs		(331,541)	(224,140)				(555,681)
Pre-funded warrants exercised		359,214	(359,211)				3
Pre-funded warrants exercised (in shares)	257,810
Warrants exercised		21,814					21,814
Warrants exercised (in shares)	5,000
Share-based payments			122,527				122,527
Reclassification of derivative warrant liability			123,651				123,651
Comprehensive loss for the year					(3,313,346)		(3,313,346)
Ending balance, Value at Dec. 31, 2024		18,493,571	6,039,078	24,746	(21,168,253)	(52,605)	3,336,537
Ending balance, Share at Dec. 31, 2024	3,481,375
Statement
Shares issued pursuant to at-the-market offering		113,547					113,547
Shares issued pursuant to at-the-market offering (shares)	73,871
Shares issued pursuant to private placement		1,400,156					1,400,156
Shares issued pursuant to private placement (shares)	1,996,442
Pre-funded warrants issued			741,832				741,832
Share issuance costs		(547,288)	(304,444)				(851,732)
Pre-funded warrants exercised		723,561	(723,547)				14
Pre-funded warrants exercised (in shares)	1,410,530
Reversal of obligation to issue shares upon termination of agreement				$ (24,746)			(24,746)
Share-based payments			25,155				25,155
Comprehensive loss for the year					(2,656,304)		(2,656,304)
Ending balance, Value at Dec. 31, 2025		$ 20,183,547	$ 5,778,074		$ (23,824,557)	$ (52,605)	$ 2,084,459
Ending balance, Share at Dec. 31, 2025	6,962,218						109,596